Business combination (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Balance as of December 31, 2024	$ 62,435,299
Impairment of goodwill	(51,186,782)
Effect of foreign exchange rate	1,310,861
Balance as of December 31, 2025	$ 12,559,378	$ 62,435,299